Non-current assets held for sale	12 Months Ended
Dec. 31, 2019
Non-current assets held for sale [Abstract]
Non-current assets held for sale

10.   Non-current assets held for sale

At December 31, 2019, 2018 and 2017, the total amount of non-current assets held for sale includes foreclosed assets and other tangible assets. The change in the "Non-current assets held for sale" is as follows:

Thousand of reais	2019	2018	2017

Balance at beginning of year	1,598,367	1,507,548	1,418,308
Loan repayments - repossession of assets	735,864	785,139	524,497
Capital Increase in Companies held for sale (1)	55,245	-	-
Additions / disposals (net) due to change in the scope of consolidation (2)	-	(130,713)	-
Sales	(808,980)	(563,607)	(434,553)
Others	-	-	(704)
Final balance, gross	1,580,496	1,598,367	1,507,548
Impairment losses (3)	(255,161)	(218,136)	(352,092)
Impairment as a percentage of foreclosed assets	16.14%	13.65%	23.37%
Balance at end of year	1,325,335	1,380,231	1,155,456

(1)     On September 20, 2019, Santander Holding Imobiliária completed the acquisition of the company Summer Empreendimentos Ltda. (“Summer”), whose main asset is a branch located on Avenida Faria Lima in the city of São Paulo, for the amount of R$ 45,245. At the conclusion of the transaction, a structured plan for the sale of this company to a third party was formalized in the short term. In December 2019, Santander Holding Imobiliária carried out a capital increase in Summer in the amount of R$ 10,000.

(2)     On June 30, 2018, Banco Santander management reevaluated its strategy on investing in Real TJK Empreendimento Imobiliário SA (currently called Rojo Entretenimento SA), a company that owns Teatro Santander, and decided to transfer the non-assets item -currents held for sale for investments in associates and controlled companies (Note 11).

(3)     In 2019, it includes the amount of R$ 251,945 (2018 - R$159,120, 2017 - R$271,670) of provisions for devaluations on properties and R$ 3,216 (2018 - R$59,015) of provisions for devaluations on vehicles, constituted based on appraisal reports prepared by a specialized external consultancy, recorded as a provision for losses due to non-recovery - Impairment.